UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2007

[USAA
EAGLE
LOGO (R)]


                                 USAA MONEY MARKET Fund

                      1st QUARTER Portfolio Of Investments


                                 OCTOBER 31, 2007

                                                                      (FORM N-Q)

48447-1207                                   (C)2007, USAA. All rights reserved.
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USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


CATEGORIES AND DEFINITIONS
FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO DESCRIPTION ABBREVIATIONS

EDA            Economic Development Authority
ESOP           Employee Stock Ownership Plan
IDA            Industrial Development Authority/Agency
IDB            Industrial Development Board

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission
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USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


(SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from General Electric Capital Corp., General Electric Co., Merrill Lynch & Co., or Sempra Energy.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Comerica Bank, N.A., Depfa Bank, plc, First Commercial Bank, JP Morgan Chase Bank, N.A., National City Bank, RBS Citizens, N.A., or Regions Bank, .

(INS)     Principal and interest  payments are insured by one of the  following:
          AMBAC Assurance Corp., Assured Guaranty Corp., Financial Guaranty Insurance Co., or MBIA Insurance Corp.
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USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


 PRINCIPAL                                               COUPON OR
    AMOUNT     SECURITY                              DISCOUNT RATE        MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------


               FIXED-RATE INSTRUMENTS (26.9%)

               ASSET-BACKED FINANCING (0.1%)

$  3,424       Santander Drive Auto Receivables Trust
                     (INS)                                  5.32%         4/15/2008         $  3,424
                                                                                          ----------
               DIVERSIFIED BANKS (19.9%)
   25,000      Abbey National Treasury Services plc         5.30         11/08/2007           25,000
   25,000      Abbey National Treasury Services plc         5.35         12/13/2007           25,000
   25,000      Abbey National Treasury Services plc         4.74          2/01/2008           25,000
   25,000      Abbey National Treasury Services plc         4.82          2/25/2008           25,000
   25,000      Bank of America N.A.                         5.42         11/20/2007           25,000
   25,000      Bank of Nova Scotia                          5.05         11/06/2007           25,000
   25,000      Bank of Nova Scotia                          5.05          1/18/2008           25,000
   25,000      Bank of Scotland plc                         4.70          3/31/2008           25,000
   25,000      Bank of The West                             5.09         11/13/2007           25,000
   25,000      Bank of The West                             5.10          1/14/2008           25,000
   25,000      Bank of Tokyo-Mitsubishi, Ltd.               5.00         11/13/2007           25,000
   25,000      Bank of Tokyo-Mitsubishi, Ltd.               5.00         12/19/2007           25,000
   25,000      Barclays Bank plc                            5.15          1/17/2008           25,000
   50,000      Barclays Bank plc                            5.36          4/16/2008           50,000
   30,000      Bayerische Landesbank                        5.33         11/20/2007           30,000
   25,000      BNP Paribas, New York Branch                 5.30         11/05/2007           25,000
   25,000      Branch Banking & Trust Co.                   5.35          4/23/2008           25,000
   25,000      Canadian Imperial Bank                       5.38         11/20/2007           25,000
   25,000      Citibank New York N.A.                       5.31         11/01/2007           25,000
   25,000      Citibank New York N.A.                       5.04          1/02/2008           25,000
   20,000      Citibank New York N.A.                       4.95          1/16/2008           20,000
   25,000      Fortis Bank New York                         4.76          1/28/2008           25,001
   22,700      Harris N.A.                                  5.40          6/06/2008           22,697
   20,000      HBOS Treasury Services                       5.31          2/22/2008           20,000
   25,000      HSBC Bank                                    4.65          1/29/2008           25,000
   30,000      Lloyds Bank plc                              5.03         11/23/2007           30,000
   25,000      Lloyds Bank plc                              4.85         12/21/2007           25,000
   25,000      Lloyds Bank plc                              4.85          1/25/2008           25,000
   50,000      Norddeutsche Landesbank, New York Branch     5.32         11/21/2007           50,000
   40,000      Rabobank Nederland                           4.90         12/10/2007           40,000
   25,000      Rabobank Nederland                           4.94          1/18/2008           25,000
   25,000      Royal Bank of Canada                         5.06          1/25/2008           25,000
   25,000      Royal Bank of Scotland plc                   5.20          1/09/2008           25,000
   21,000      Royal Bank of Scotland plc                   5.25          1/11/2008           20,996
   25,000      Royal Bank of Scotland plc                   5.16          1/17/2008           25,000
   25,000      Societe Generale                             4.83          1/28/2008           25,001
   50,000      Societe Generale                             4.89          5/21/2008           50,000
   28,900      Westpac Banking Corp.                        5.33         11/05/2007           28,901
   25,000      Westpac Banking Corp.                        5.14          1/16/2008           25,000
                                                                                          ----------
                                                                                           1,062,596
                                                                                          ----------
               DIVERSIFIED CAPITAL MARKETS (1.8%)
   20,000      Deutsche Bank AG                             4.88          2/19/2008           20,000
   25,000      UBS AG                                       4.87         11/19/2007           25,000

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                             of INVESTMENTS (in thousands)
                             (continued)


USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


 PRINCIPAL                                               COUPON OR
    AMOUNT     SECURITY                              DISCOUNT RATE        MATURITY                  VALUE
 ----------------------------------------------------------------------------------------------------------

$  25,000      UBS AG                                       5.02%        11/30/2007         $      25,000
   25,000      UBS AG                                       5.07         12/26/2007                25,001
                                                                                          ---------------
                                                                                                   95,001
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.4%)

    5,000      Credit Suisse                                5.30          5/22/2008                 4,997
   20,000      Credit Suisse                                5.41          6/06/2008                20,077
   50,000      Credit Suisse New York                       5.42         12/04/2007                50,000
                                                                                          ---------------
                                                                                                   75,074
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)

   25,000      Toronto Dominion Bank                        5.13         11/30/2007                25,000
                                                                                          ---------------
               REGIONAL BANKS (3.3%)

   25,000      Bank of Ireland                              5.11          1/22/2008                25,000
   25,000      Calyon, New York Branch                      5.33          1/03/2008                25,000
   25,000      Norinchukin Bank, New York Branch            5.08         11/13/2007                25,000
   25,000      Norinchukin Bank, New York Branch            5.36          1/22/2008                25,000
   25,000      Union Bank of California                     5.00         11/07/2007                25,000
   25,000      Union Bank of California                     4.71          1/04/2008                25,000
   25,000      Wells Fargo Bank N.A.                        4.80         11/16/2007                25,000
                                                                                          ---------------
                                                                                                  175,000
                                                                                          ---------------
               Total Fixed-Rate Instruments (cost: $1,436,095)                                  1,436,095
                                                                                          ---------------

               COMMERCIAL PAPER (26.9%)

               AEROSPACE & DEFENSE (0.8%)

   12,000      Honeywell International  (a),(b)             4.75         11/23/2007                11,965
   15,029      Honeywell International  (a),(b)             4.66         12/21/2007                14,932
   14,500      Precision Castparts Corp.  (a)               4.95         11/01/2007                14,500
                                                                                          ---------------
                                                                                                   41,397
                                                                                          ---------------
               AGRICULTURAL PRODUCTS (2.3%)

   11,000      Cargill Global Funding plc  (a),(b)          4.70         11/08/2007                10,990
   12,500      Cargill Global Funding plc  (a),(b)          4.85         11/21/2007                12,466
   20,000      Cargill Global Funding plc  (a),(b)          4.76         12/06/2007                19,908
   12,700      Cargill Global Funding plc  (a),(b)          4.75         12/14/2007                12,628
   17,800      Louis Dreyfus Corp. (LOC - Barclays Bank
                    plc)                                    5.00         11/15/2007                17,766
   35,000      Louis Dreyfus Corp. (LOC - Barclays Bank
                    plc)                                    4.92         11/16/2007                34,928
   13,041      Louis Dreyfus Corp. (LOC - Barclays Bank
                    plc)                                    4.80         11/29/2007                12,992
                                                                                          ---------------
                                                                                                  121,678
                                                                                          ---------------
               AIRPORT/PORT (0.2%)

   9,157       City of Chicago (LOC - Dexia Credit
                    Local, Fortis Bank, Societe
                    Generale, and State Street Bank and
                    Trust Co.)                              5.15         12/05/2007                 9,157
                                                                                          ---------------
               ASSET-BACKED FINANCING (3.4%)

   15,000      Barton Capital, LLC  (a),(b)                 4.95         11/06/2007                14,990

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                             of INVESTMENTS (in thousands)
                             (continued)


USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


 PRINCIPAL                                               COUPON OR
    AMOUNT     SECURITY                              DISCOUNT RATE        MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------
$  10,050      Cooperative Association Tractor Dealers
                    (INS)                                   5.00%     11/19/2007         $         10,025
   10,012      Cooperative Association Tractor Dealers
                    (INS)                                   4.80      11/30/2007                    9,973
    2,000      Cooperative Association Tractor Dealers
                    (INS)                                   4.90      12/18/2007                    1,987
   25,000      Govco, LLC  (a),(b)                          5.07      11/19/2007                   24,936
   15,000      Govco, LLC  (a),(b)                          5.06      11/26/2007                   14,947
   17,675      Kitty Hawk Funding Corp. (a),(b)             5.05      11/08/2007                   17,658
   15,000      Sheffield Receivables Corp.  (a),(b)         4.82      11/02/2007                   14,998
   25,000      Sheffield Receivables Corp.  (a),(b)         4.80      11/16/2007                   24,950
   20,000      Windmill Funding Corp. (a),(b)               4.85      11/14/2007                   19,965
   25,000      Windmill Funding Corp. (a),(b)               5.15      11/15/2007                   24,950
                                                                                          ---------------
                                                                                                  179,379
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.3%)

   15,000      BMW US Capital, LLC  (a),(b)                 4.73      12/18/2007                   14,907
                                                                                          ---------------
               COMPUTER HARDWARE (0.4%)

   19,500      Hewlett Packard Co.  (a),(b)                 4.72      11/13/2007                   19,469
                                                                                          ---------------
               CONSUMER FINANCE (0.7%)

   20,000      American Honda Finance Corp.                 4.72      11/21/2007                   19,948
   18,000      American Honda Finance Corp.                 4.65      12/10/2007                   17,909
                                                                                          ---------------
                                                                                                   37,857
                                                                                          ---------------
               DIVERSIFIED BANKS (2.2%)

   20,000      Gotham Funding Corp.  (a),(b)                4.90      11/06/2007                   19,986
   25,000      Gotham Funding Corp.  (a),(b)                4.92      11/20/2007                   24,935
   25,119      Long Lane Master Trust IV  (a),(b)           5.05      11/13/2007                   25,077
   25,000      Variable Funding Capital  (a),(b)            5.00      11/02/2007                   24,997
   20,000      Variable Funding Capital  (a),(b)            5.00      11/15/2007                   19,961
                                                                                          ---------------
                                                                                                  114,956
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (1.0%)

   20,000      BASF AG  (a),(b)                             4.95      11/09/2007                   19,978
   20,000      BASF AG  (a),(b)                             4.75      12/14/2007                   19,886
   15,000      BASF AG  (a),(b)                             4.70       2/01/2008                   14,820
                                                                                          ---------------
                                                                                                   54,684
                                                                                          ---------------
               EDUCATION (0.1%)

    6,800      University of Texas Board of Regents         4.95      11/05/2007                    6,800
                                                                                          ---------------
               ELECTRIC UTILITIES (0.9%)

    4,700      Georgia Transmission Corp.  (a),(b)          6.00      11/01/2007                    4,700
   34,300      Georgia Transmission Corp.  (a),(b)          5.15      12/04/2007                   34,137
   10,000      Georgia Transmission Corp.  (a),(b)          5.32      12/05/2007                    9,950
                                                                                          ---------------
                                                                                                   48,787
                                                                                          ---------------

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                             of INVESTMENTS (in thousands)
                             (continued)


USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


 PRINCIPAL                                               COUPON OR
    AMOUNT     SECURITY                              DISCOUNT RATE        MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------

               ELECTRIC/GAS UTILITIES (0.6%)

$  31,680      South Carolina Public Service Auth.          4.60%        11/27/2007         $      31,575
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.6%)

   11,000      Medical Building Funding IV, LLC (LOC -
                    KBC Bank, N.V.)                         4.90         11/28/2007                10,960
   20,000      Medical Building Funding IX, LLC (LOC -
                    Bank of Nova Scotia and KBC Bank,
                    N.V.)                                   5.05         11/14/2007                20,000
                                                                                          ---------------
                                                                                                   30,960
                                                                                          ---------------
               HOSPITAL (2.1%)

   30,000      Catholic Health Initiatives  (a)             5.75         11/08/2007                30,000
   25,000      Catholic Health Initiatives  (a)             5.00         12/11/2007                25,000
   20,000      Catholic Health Initiatives  (a)             5.00         12/11/2007                20,000
   36,650      Catholic Health Initiatives  (a)             5.15          1/04/2008                36,650
                                                                                          ---------------
                                                                                                  111,650
                                                                                          ---------------
               INTEGRATED OIL & GAS (2.9%)

   12,600      BP Capital Markets plc  (a),(b)              4.72         11/08/2007                12,588
   22,000      BP Capital Markets plc  (a),(b)              4.75         11/14/2007                21,962
   20,000      BP Capital Markets plc  (a),(b)              4.75         11/26/2007                19,934
   15,970      BP Capital Markets plc  (a),(b)              4.52          2/04/2008                15,780
    8,900      ConocoPhillips Qatar Funding Ltd.  (a),(b)   5.10         11/02/2007                 8,899
   11,700      ConocoPhillips Qatar Funding Ltd.  (a),(b)   5.10         12/07/2007                11,640
   20,000      ConocoPhillips Qatar Funding Ltd.  (a),(b)   4.90         12/13/2007                19,886
   46,300      ConocoPhillips Qatar Funding Ltd.  (a),(b)   4.67          1/08/2008                45,881
                                                                                          ---------------
                                                                                                  156,570
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.7%)

   40,000      Devon Energy Corp.  (a),(b)                  4.97         11/01/2007                40,000
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)

   30,000      General Electric Capital Corp.               5.24         11/05/2007                29,983
    5,974      General Electric Capital Corp.               4.52         11/08/2007                 5,969
   14,637      General Electric Capital Corp.               4.79         11/09/2007                14,621
   11,396      General Electric Capital Corp.               4.80         11/30/2007                11,352
                                                                                          ---------------
                                                                                                   61,925
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.8%)

   12,526      Nestle Capital Corp.  (a),(b)                4.54         11/09/2007                12,513
   22,000      Nestle Capital Corp.  (a),(b)                4.56         11/19/2007                21,950
   11,000      Nestle Capital Corp.  (a),(b)                4.69         11/27/2007                10,963
                                                                                          ---------------
                                                                                                   45,426
                                                                                          ---------------
               PHARMACEUTICALS (3.1%)

   14,600      Abbott Laboratories  (a),(b)                 4.72         11/05/2007                14,593
   15,000      Abbott Laboratories  (a),(b)                 4.71         11/06/2007                14,990
   12,000      Abbott Laboratories  (a),(b)                 4.51         11/07/2007                11,991
   10,000      Astrazeneca plc  (a),(b)                     4.85         11/07/2007                 9,992

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========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


 PRINCIPAL                                               COUPON OR
    AMOUNT     SECURITY                              DISCOUNT RATE        MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------

$   5,000      Astrazeneca plc  (a),(b)                     4.75%        12/03/2007         $       4,979
   24,700      Astrazeneca plc  (a),(b)                     5.40         12/12/2007                24,548
   11,504      Johnson & Johnson  (a),(b)                   4.65         11/01/2007                11,504
   25,000      Johnson & Johnson  (a),(b)                   4.65         11/13/2007                24,961
   10,000      Johnson & Johnson  (a),(b)                   4.65         11/14/2007                 9,983
   15,522      Novartis Finance Corp.  (a),(b)              4.73         11/02/2007                15,520
   25,000      Sanofi-Aventis  (a),(b)                      4.73         11/07/2007                24,980
                                                                                          ---------------
                                                                                                  168,041
                                                                                          ---------------
               SOFT DRINKS (1.4%)

   15,934      Coca-Cola Co.  (a),(b)                       4.71         11/06/2007                15,923
   20,000      Coca-Cola Co.  (a),(b)                       4.63         12/20/2007                19,874
   20,000      Coca-Cola Co.  (a),(b)                       4.65         12/21/2007                19,871
   18,100      Coca-Cola Co.  (a),(b)                       4.52          1/07/2008                17,948
                                                                                          ---------------
                                                                                                   73,616
                                                                                          ---------------
               SPECIALIZED FINANCE (0.4%)

   20,000      CIT Group, Inc.  (a),(b)                     5.05         11/28/2007                19,924
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.8%)
   15,000      Members United Corp. Federal Credit
                    Union                                   4.79         11/01/2007                15,000
   20,000      Members United Corp. Federal Credit
                    Union                                   4.80         11/07/2007                19,984
   10,000      Members United Corp. Federal Credit
                    Union                                   4.68         11/20/2007                 9,975
                                                                                          ---------------
                                                                                                   44,959
                                                                                          ---------------
               Total Commercial Paper (cost: $1,433,717)                                        1,433,717
                                                                                          ---------------

               PUT BONDS (1.4%)

               OIL & GAS REFINING & MARKETING (1.4%)

   40,000      Harris County Industrial Development
                    Corp.  (a)                              5.10          6/01/2017                40,000
   35,000      IDB of the Parish of Calcasieu, LA, Inc.
                    (LOC - BNP Paribas)                     4.95          7/01/2026                35,000
                                                                                          ---------------
               Total Put Bonds (cost: $75,000)                                                     75,000
                                                                                          ---------------

               VARIABLE-RATE DEMAND NOTES (35.7%)

               AGRICULTURAL PRODUCTS (0.4%)

    2,685      Fair Oaks Dairy Farm, LLC (LOC - Fifth
                    Third Bank)                             4.94          5/01/2057                 2,685
   11,000      Franklin County, GA (LOC - Wachovia Bank,
                    N.A.)                                   4.93          9/01/2014                11,000
    5,000      Kokomo Grain Co., Inc. (NBGA) (a)            4.84         11/01/2014                 5,000
                                                                                          ---------------
                                                                                                   18,685
                                                                                          ---------------
               AIRPORT SERVICES (0.0%)

    1,030      Shawnee, KS (LOC - JPMorgan Chase Bank,
                    N.A.)                                   5.30         12/01/2012                 1,030
                                                                                          ---------------

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========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


 PRINCIPAL                                               COUPON OR
    AMOUNT     SECURITY                              DISCOUNT RATE        MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------
                AIRPORT/PORT (0.2%)

$  11,800      Tulsa, OK, Airport Improvement Trust (LOC
                    - JPMorgan Chase Bank, N.A.)            4.90%         6/01/2023         $      11,800
                                                                                          ---------------
               ASSET-BACKED FINANCING (0.8%)

    4,990      Cornerstone Funding Corp. I (LOC - Fifth
                    Third Bank)                             4.92          1/01/2021                 4,990
    5,980      Cornerstone Funding Corp. I (LOC - Fifth
                    Third Bank)                             4.87          1/01/2022                 5,980
    3,777      Cornerstone Funding Corp. I (LOC -
                    Huntington National Bank)               5.07          1/01/2024                 3,777
   12,507      Cornerstone Funding Corp. I (LOC - Fifth
                    Third Bank)                             4.87          9/01/2026                12,507
   12,544      Cornerstone Funding Corp. I (LOC - Fifth
                    Third Bank)                             4.87          6/01/2029                12,544
                                                                                          ---------------
                                                                                                   39,798
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (1.4%)

    3,034      7300 ACC Leasing, LLC (LOC - National
                    City Bank)                              4.92          5/01/2023                 3,034
   15,000      Alabama IDA (LOC - Barclays Bank plc)        5.11         10/01/2019                15,000
    8,885      FEV Engine Technology, Inc. (LOC - Fifth
                    Third Bank)                             4.75         11/01/2037                 8,885
    6,490      Illinois Finance Auth. (LOC - Federal
                    Home Loan Bank of Chicago)              4.92          7/01/2040                 6,490
   42,000      LSP Automotive Systems, LLC (LOC -
                    National Bank of South Carolina)        4.87          3/01/2021                42,000
                                                                                          ---------------
                                                                                                   75,409
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.3%)

    5,460      C-MEK Realty, LLC (LOC - Bank of North
                    Georgia)                                4.87          6/01/2027                 5,460
    2,070      Deen Properties, LLC (LOC - Columbus Bank
                    & Trust Co.)                            4.87          4/01/2030                 2,070
    3,035      Germain Properties of Columbus, Inc. (LOC
                    - JPMorgan Chase Bank, N.A.)            4.92          3/01/2031                 3,035
    3,000      JTK Group, LLC & Hays Properties (LOC -
                    Regions Bank)                           4.93         11/01/2025                 3,000
    3,330      Rogers Bridge Road, LLC (LOC - Bank of
                    North Georgia)                          4.97          1/01/2023                 3,330
                                                                                          ---------------
                                                                                                   16,895
                                                                                          ---------------
               BIOTECHNOLOGY (0.0%)

    2,260      Westgate Investment Fund, LLC (LOC -
                    Wells Fargo Bank, N.A.)                 4.92          2/01/2012                 2,260
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.1%)

    5,200        New Jersey EDA (NBGA) (a)                  5.10         10/01/2021                 5,200

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


 PRINCIPAL                                               COUPON OR
    AMOUNT     SECURITY                              DISCOUNT RATE        MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------

$   2,100      New Jersey EDA (LOC - JPMorgan Chase
                    Bank, N.A.)                             5.10%        10/01/2021         $       2,100
                                                                                          ---------------
                                                                                                    7,300
                                                                                          ---------------
               BUILDING PRODUCTS (0.1%)
    1,300      Schmitz Ready Mix, Inc. (LOC - U.S. Bank,
                    N.A.)                                   4.96          4/01/2046                 1,300
    3,015      Tri-O Development, LLC (LOC - National
                    City Bank)                              4.92          5/01/2029                 3,015
    1,000      Warren County (LOC - JPMorgan Chase Bank,
                    N.A.)                                   4.95         12/01/2026                 1,000
                                                                                          ---------------
                                                                                                    5,315
                                                                                          ---------------
               BUILDINGS (0.4%)

    3,270      Aquarium Parking Deck, LLC (LOC -
                    SunTrust Bank)                          4.75          4/01/2020                 3,270
    3,140      Delos, LLC (LOC - Fifth Third Bank)          4.91          3/01/2037                 3,140
    7,095      Downtown Marietta Development Auth., GA
                    (LIQ)                                   4.79          7/01/2021                 7,095
    7,975      Greenville, SC, Memorial Auditorium
                    District (LOC - Bank of America,
                    N.A.)                                   4.81          9/01/2017                 7,975
                                                                                          ---------------
                                                                                                   21,480
                                                                                          ---------------
               CASINOS & GAMING (0.1%)

    7,350      Cloverleaf Enterprises, Inc.  (LOC -
                    Mercantile Safe Deposit & Trust)        4.85          5/01/2022                 7,350
                                                                                          ---------------
               COMMERCIAL PRINTING (0.1%)

    2,700      Envelope Printery, Inc. (LOC - Fifth
                    Third Bank)                             4.94          3/01/2027                 2,700
                                                                                          ---------------
               COMMUNITY SERVICE (0.4%)

    7,500      First Church of God (LOC - Huntington
                    National Bank)                          4.96         10/03/2022                 7,500
    3,240      Roman Catholic Diocese of Houma-Thibodaux
                    (LOC - Allied Irish Banks plc)          4.76         12/01/2037                 3,240
    4,800      Roman Catholic Diocese of Raleigh, NC
                    (LOC - Bank of America, N.A.)           4.91          6/01/2018                 4,800
    5,400      Seattle Art Museum (LOC - Allied Irish
                    Banks plc)                              4.68          7/01/2033                 5,400
                                                                                          ---------------
                                                                                                   20,940
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.3%)

   11,900      Dewberry IV, LLP  (LOC - Mercantile Safe
                    Deposit & Trust)                        4.77          9/01/2025                11,900
    5,825      Liliha Parking Co., LP (LOC - First
                    Hawaiian Bank)                          5.35          8/01/2024                 5,825
                                                                                          ---------------
                                                                                                   17,725
                                                                                          ---------------

10

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


 PRINCIPAL                                               COUPON OR
    AMOUNT     SECURITY                              DISCOUNT RATE        MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------

               CONSTRUCTION MATERIALS (0.3%)

$   4,450      Central Concrete Supermix, Inc. (LOC -
                    SunTrust Bank)                          4.75%         5/01/2021         $       4,450
    7,000      Lancaster IDA (LOC - Fulton Bank)            4.85         11/01/2022                 7,000
    5,337      Nugent Sand Co. (LOC - National City
                    Bank)                                   4.92         11/01/2011                 5,337
                                                                                          ---------------
                                                                                                   16,787
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.2%)

    2,285      Ferguson Township Industrial & Commercial
                    Development Auth. (LOC - Fulton
                    Bank)                                   4.92         10/01/2021                 2,285
    1,915      Ferguson Township Industrial & Commercial
                    Development Auth. (LOC - Fulton
                    Bank)                                   4.92         10/01/2027                 1,915
    8,000      Mississippi Business Finance Corp. (LOC -
                    Wachovia Bank, N.A.)                    4.92          1/14/2015                 8,000
                                                                                          ---------------
                                                                                                   12,200
                                                                                          ---------------
               DEPARTMENT STORES (0.6%)

   31,320      Belk, Inc. (LOC - Wachovia Bank, N.A.)       4.93          7/01/2008                31,320
                                                                                          ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.0%)

    1,150      Colorado Housing Finance Auth. (LOC -
                    California Bank & Trust)                5.21          6/01/2031                 1,150
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.1%)

    2,745      Lancaster IDA (LOC - Fulton Bank)            4.92          1/01/2015                 2,745
    2,250      Lancaster IDA (LOC - Fulton Bank)            4.92          1/01/2027                 2,250
                                                                                          ---------------
                                                                                                    4,995
                                                                                          ---------------
               EDUCATION (0.9%)

    9,000      Calvin College (LOC - JPMorgan Chase
                    Bank, N.A.)                             4.88         10/01/2037                 9,000
    2,300      Maine Finance Auth. (LOC - Fifth Third
                    Bank)                                   4.88          7/01/2016                 2,300
    8,125      Massachusetts Development Finance Agency
                    (INS)(LIQ)                              4.81          7/01/2014                 8,125
    9,515      Oklahoma City Industrial & Cultural
                    Facilities Trust (LOC - Bank of
                    America, N.A.)                          4.90          9/15/2016                 9,515
   16,550      Pepperdine Univ.                             4.91          8/01/2037                16,550
    2,425      Wake Forest Univ. (LOC - Wachovia Bank,
                    N.A.)                                   4.75          7/01/2017                 2,425
                                                                                          ---------------
                                                                                                   47,915
                                                                                          ---------------
               EDUCATIONAL SERVICES (0.9%)

   12,100      Frisch School (LOC - KBC Bank, N.V.)         4.90          5/01/2036                12,100
    7,000      Glendale, AZ (LOC - Bank of New York)        4.90          7/01/2035                 7,000
   14,900      Loanstar Assets Partners, LP (LOC - State
                    Street Bank and Trust Co.) (a)          4.85          2/01/2041                14,900
    5,635      Summit Country Day School, Inc. (LOC -
                    U.S. Bank, N.A.)                        4.85          2/01/2019                 5,635
    7,140      Yamhill County (LOC - Bank of America,
                    N.A.)                                   4.90         10/01/2020                 7,140
                                                                                          ---------------
                                                                                                   46,775
                                                                                          ---------------

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)

USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


 PRINCIPAL                                               COUPON OR
    AMOUNT     SECURITY                              DISCOUNT RATE        MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------

               ELECTRIC UTILITIES (1.2%)

$  35,060      P-FLOAT (NBGA) (a)                           5.06%         4/19/2010         $      35,060
   28,875      P-FLOAT (NBGA) (a)                           5.06          3/01/2017                28,875
                                                                                          ---------------
                                                                                                   63,935
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)

    2,440      AFS Associates, LP (LOC - Fifth Third
                    Bank)                                   4.94          9/01/2040                 2,440
                                                                                          ---------------
               FOOD DISTRIBUTORS (1.0%)

   11,450      Classic City Beverages, LLC (LOC -
                    Columbus Bank & Trust Co.)              4.89          8/01/2018                11,450
    3,535      Hausbeck Pickle Co. (LOC - Citizens Bank)    4.96          3/01/2037                 3,535
    9,000      Jackson Beverages, LLC (LOC - Columbus
                    Bank & Trust Co.)                       4.89          2/01/2020                 9,000
    9,950      Macon Beverage Co., LLC (LOC - Columbus
                    Bank & Trust Co.)                       4.89          4/01/2019                 9,950
   13,150      North Georgia Distributing Co., LLC (LOC
                    - Columbus Bank & Trust Co.)            4.89          8/01/2018                13,150
    3,825      REG Properties, LLC (LOC - National City
                    Bank)                                   4.77          4/01/2035                 3,825
                                                                                          ---------------
                                                                                                   50,910
                                                                                          ---------------
               FOOD RETAIL (0.1%)

    2,745      Cheney Bros., Inc. (LOC - Wachovia Bank,
                    N.A.)                                   5.03         12/01/2016                 2,745
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.3%)
   18,000       P-FLOAT (NBGA) (a)                          5.06          2/09/2008                18,000
                                                                                          ---------------
               GENERAL OBLIGATION (2.2%)

   13,000      Oakland County Charter Township of
                    Commerce (LIQ)                          4.77         10/01/2018                13,000
   35,000      Oakland County Charter Township of
                    Commerce (LIQ)                          4.77         10/01/2034                35,000
   70,000      Southern Ute Indian Tribe  (a)               4.92          1/01/2027                70,000
                                                                                          ---------------
                                                                                                  118,000
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.1%)

    4,910      Rawcar Group, LLC (LOC - National City
                    Bank)                                   4.92          4/01/2036                 4,910
                                                                                          ---------------
               HEALTH CARE FACILITIES (3.8%)

   10,090      Baptist Medical Plaza Associates (LOC -
                    KBC Bank, N.V.)                         4.90          6/01/2017                10,090
    4,000      Bayfront Regional Development Auth. (LOC
                    - PNC Bank, N.A.)                       4.94         11/01/2027                 4,000
    2,620      Brookville Enterprises, Inc. (LOC - Fifth
                    Third Bank)                             4.94         10/01/2025                 2,620
    8,120      California Statewide Communities
                    Development Auth. (LOC - Allied
                    Irish Banks plc)                        4.90         11/15/2042                 8,120
    6,900      Capital Markets Access Co., L.C. (LOC -
                    SunTrust Bank)                          4.75          6/27/2036                 6,900

12

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)

USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


 PRINCIPAL                                               COUPON OR
    AMOUNT     SECURITY                              DISCOUNT RATE        MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------
$  15,000      Chestnut Hill Benevolent Association (LOC
                    - TD Banknorth, N.A.)                   4.91%         2/01/2035         $      15,000
    5,100      Community Behavioral Healthcare
                     Cooperative of Pennsylvania (LOC -
                    Fulton Bank)                            4.92          9/01/2027                 5,100
    4,560      District of Columbia (LOC - UniCredito
                    Italiano S.p.A.)                        4.96         10/01/2020                 4,560
    2,225      District of Columbia (LOC - Manufacturers
                    & Traders Trust Co.)                    4.95          7/01/2032                 2,225
    5,000      Duchesne County, UT (LOC - JPMorgan Chase
                    Bank, N.A.)                             4.88          8/01/2024                 5,000
    4,000      East Montgomery Health Facilities
                    Development, Inc. (LOC - First
                    Commercial Bank)                        4.87         11/01/2033                 4,000
    6,280      Evendale Surgical Properties, LLC (LOC -
                    Fifth Third Bank)                       4.94          6/01/2026                 6,280
    4,325      Hospital & Nursing Home Medical Clinic
                     Board of the City of Gardendale, AL
                    (LOC - Regions Bank)                    5.11         11/01/2026                 4,325
    9,200      Illinois Finance Auth. (LOC - La Salle
                    National Bank, N.A.)                    4.90         12/01/2034                 9,200
    5,670      Louisiana Public Facilities Auth. (LOC -
                    Capital One, N.A.)                      5.15          7/01/2028                 5,670
   10,000      Massachusetts Development Finance Agency
                    (LOC - Fortis Bank)                     4.92         11/01/2042                10,000
    2,425      Musculoskeletal Associates, LLC (LOC -
                    Wachovia Bank, N.A.)                    4.86          4/01/2025                 2,425
   22,965      OSS Realty Co.  (LOC - Federal Home Loan
                    Bank - Pittsburgh)(a)                   4.89          9/01/2034                22,965
   18,300      Polk County IDA (LOC - Bank of America,
                    N.A.)                                   4.90         12/01/2018                18,300
    7,110      Premier Senior Living, LLC (LOC -
                    Wachovia Bank, N.A.)                    4.89          8/01/2037                 7,110
    4,950      Premier Senior Living, LLC (LOC -
                    Wachovia Bank, N.A.)                    4.89          8/01/2037                 4,950
    3,200      Premier Senior Living, LLC (LOC -
                    Wachovia Bank, N.A.)                    4.89          8/01/2037                 3,200
    4,120      Premier Senior Living, LLC (LOC -
                    Wachovia Bank, N.A.)                    4.89          8/01/2037                 4,120
   10,000      San Juan Regional Medical Center, Inc.
                    (LOC - Bank of Nova Scotia)             4.82          6/01/2037                10,000
    8,600      TOSMOB, LLC (LOC - Fifth Third Bank)         4.94          6/01/2032                 8,600
   10,410      Towne Care Center, LLC (LOC - Fifth Third
                    Bank)                                   4.94          1/01/2030                10,410
    4,520      West Side Surgical Properties, LLC (LOC -
                    Fifth Third Bank)                       4.94          4/01/2028                 4,520
                                                                                          ---------------
                                                                                                  199,690
                                                                                          ---------------
               HEALTH CARE SERVICES (0.7%)

    7,485      Carriage Inn of Bowerston, Inc. (LOC -
                    Fifth Third Bank)                       4.94         12/01/2024                 7,485
   10,100      Kaneville Road Joint Venture (LOC -
                    Federal Home Loan Bank of Chicago)      4.92         11/01/2032                10,100
    6,500      Medical Properties Investment Co. -
                    Walker, LLC (LOC - Fifth Third
                    Bank)                                   4.94         11/01/2035                 6,500
    2,055      Montgomery Cancer Center, LLC (LOC -
                    Wachovia Bank, N.A.)                    4.88         10/01/2012                 2,055

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


 PRINCIPAL                                               COUPON OR
    AMOUNT     SECURITY                              DISCOUNT RATE        MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------

$   2,865      Radiation Oncology Partners, LLP (LOC -
                    Wachovia Bank, N.A.)                    4.88%         8/01/2018         $       2,865
    3,000      Univ. Hospitals Trust (LOC - Bank of
                    America, N.A.)                          4.75          8/15/2021                 3,000
    4,500      WW Real Estate, LLC & White-Wilson
                     Medical Center, P.A. (LOC - Fifth
                    Third Bank)                             4.94          5/01/2057                 4,500
                                                                                          ---------------
                                                                                                   36,505
                                                                                          ---------------
               HEALTH MISCELLANEOUS (0.5%)

   24,370      Everett Clinic P.S (LOC - Bank of
                    America, N.A.)                          4.97          5/01/2027                24,370
                                                                                          ---------------
               HOME FURNISHINGS (0.1%)

    5,200      Connecticut Development Auth. (LOC -
                    Wachovia Bank, N.A.)                    4.96          1/01/2010                 5,200
    2,475      Maryland Economic Development Corp. (LOC
                     - Manufacturers & Traders Trust
                    Co.)                                    4.98          8/01/2016                 2,475
                                                                                          ---------------
                                                                                                    7,675
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.2%)

    8,710      Brookhaven, NY, IDA (LOC - North Fork
                    Bank)                                   5.15          1/01/2025                 8,710
                                                                                          ---------------
               HOSPITAL (0.3%)

    3,020      Adventist Health System West (LOC - Wells
                    Fargo Bank, N.A.)                       4.73          9/01/2016                 3,020
   13,700      Indiana Health Facility Financing Auth.
                    (LOC - Bank of America, N.A.)           4.91          1/01/2019                13,700
                                                                                          ---------------
                                                                                                   16,720
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.6%)

    8,800      A & M Hospitalities, LLC (LOC - Columbus
                    Bank & Trust Co.)                       4.87          1/01/2025                 8,800
    7,545      Alprion, LLC (LOC - Federal Home Loan
                    Bank of Topeka)                         4.92         10/01/2034                 7,545
    6,600      Columbus, GA Development Auth. (LOC -
                    Columbus Bank & Trust Co.)              4.87          7/01/2032                 6,600
    1,200      Connecticut Development Auth. (LOC - TD
                    Banknorth, N.A.)                        4.86         12/01/2028                 1,200
    2,345      Galday Inn, Inc. (LOC - Wachovia Bank,
                    N.A.)                                   4.96         12/01/2020                 2,345
    5,000      Turf Valley, Inc. (LOC - Wachovia Bank,
                    N.A.)                                   4.98          8/01/2014                 5,000
                                                                                          ---------------
                                                                                                   31,490
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.2%)

    9,800      Mississippi Business Finance Corp. (LOC -
                    Bank of America, N.A.)                  5.06          6/01/2015                 9,800
                                                                                          ---------------
               INDUSTRIAL GASES (0.1%)

    3,850      Sandhill Group, LLC (LOC - Regions Bank)     4.91         12/01/2013                 3,850
                                                                                          ---------------

14

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


 PRINCIPAL                                               COUPON OR
    AMOUNT     SECURITY                              DISCOUNT RATE        MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------
                INDUSTRIAL MACHINERY (1.1%)

$   8,330      Al-Fe Heat Treating Project (LOC -
                    National City Bank)                     4.92%         5/01/2021         $       8,330
    3,600      Edge Seal Technologies, Inc. (LOC - Fifth
                    Third Bank)                             4.94          6/01/2013                 3,600
   25,000      Hampton Hydraulics, LLC (LOC - Regions
                    Bank)                                   4.91          4/01/2013                25,000
    2,000      Precision Tool Die & Machine (LOC - Fifth
                    Third Bank)                             4.92          3/01/2010                 2,000
    8,875      Savannah, GA, EDA (LOC - Wachovia Bank,
                    N.A.)                                   4.87          6/01/2018                 8,875
    8,260      Sterling Pipe & Tube, Inc. (LOC -
                    National City Bank)                     4.92         11/01/2012                 8,260
                                                                                          ---------------
                                                                                                   56,065
                                                                                          ---------------
               LEISURE FACILITIES (0.5%)

    3,000      Commonwealth Country Club Ltd. (LOC -
                    Huntington National Bank)               4.95         11/01/2021                 3,000
    3,824      Cornerstone Funding Corp. I (LOC - Fifth
                    Third Bank)                             4.92          8/01/2025                 3,824
    2,000      Old South Country Club, Inc. (LOC -
                    Manufacturers & Traders Trust Co.)      4.90         12/01/2031                 2,000
    4,170      Pavilion Inc. (LOC - Old National Bank)      5.20         11/01/2025                 4,170
   15,500      TP Racing, LLP (LOC - JPMorgan Chase
                    Bank, N.A.)                             4.92          6/01/2030                15,500
                                                                                          ---------------
                                                                                                   28,494
                                                                                          ---------------
               LEISURE PRODUCTS (0.5%)

   27,800      Madison, Wi, Community Development Auth.
                    (LOC - JPMorgan Chase Bank, N.A.,
                    M&I Marshall & Ilsley Bank, and
                    U.S. Bank, N.A.)                        4.77          6/01/2036                27,800
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.0%)

    1,850      Ronald Ray Irrevocable Life Insurance
                    Trust (LOC - Federal Home Loan Bank
                    of Atlanta)                             4.88          8/01/2022                 1,850
                                                                                          ---------------
               MULTI-UTILITIES (0.3%)

    2,200      Sempra Energy ESOP & Trust (NBGA) (a)        4.95         11/01/2014                 2,200
   15,750      Sempra Energy ESOP & Trust (NBGA) (a)        4.95         11/01/2014                15,750
                                                                                          ---------------
                                                                                                   17,950
                                                                                          ---------------
               MULTIFAMILY HOUSING (1.3%)

    3,100      Columbus, GA Development Auth. (LOC -
                    Columbus Bank & Trust Co.)              4.90         12/01/2024                 3,100
      315      Iowa Finance Auth. (LOC - M&I Marshall &
                    Ilsley Bank)                            5.05         12/01/2041                   315
    9,500      Los Angeles, CA, Community Redevelopment
                    Agency (LOC - Bank of America,
                    N.A.)                                   4.71         10/15/2038                 9,500
   11,816      Massachusetts Housing Finance Agency (LOC
                    - JPMorgan Chase Bank, N.A.)            4.90          6/01/2037                11,816

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


 PRINCIPAL                                               COUPON OR
    AMOUNT     SECURITY                              DISCOUNT RATE        MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------
$   5,480      Newport, KY (LOC - Fifth Third Bank)         4.90%         3/01/2032         $       5,480
    3,500      Provence, LLC (LOC - La Salle National
                    Bank, N.A.)                             5.00          9/01/2037                 3,500
    6,000      Washington State Housing Finance
                    Commission (LOC - HSH Nordbank AG)      5.00          3/01/2012                 6,000
   28,000      Wisconsin Housing & Economic Development
                    Auth. (LIQ)                             4.85         11/01/2030                28,000
                                                                                          ---------------
                                                                                                   67,711
                                                                                          ---------------
               MUNICIPAL FINANCE (0.1%)

    6,500      Indianapolis Local Public Improvement
                    Bond Bank (INS)(LIQ)                    4.89          4/01/2030                 6,500
                                                                                          ---------------
               NURSING/CCRC (0.2%)

    1,200      Lynchburg Redevelopment & Housing Auth.
                    (LOC - Manufacturers & Traders
                    Trust Co.)                              4.90         12/01/2034                 1,200
    9,000      Schenectady County IDA (LOC - Citizens
                    Bank)                                   4.84          2/01/2037                 9,000
                                                                                          ---------------
                                                                                                   10,200
                                                                                          ---------------
               OFFICE ELECTRONICS (0.0%)

    2,280      Sanders CRS Exchange, LLC (LOC - Wells
                     Fargo Bank, N.A.)                      5.43         10/01/2023                 2,280
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)

    9,860      Shipley Group, LP (LOC - Citizens Bank)      4.87         12/01/2016                 9,860
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.2%)

    8,095      Southwest Georgia Oil Co., Inc. (LOC -
                    Columbus Bank & Trust Co.)              4.87         11/01/2026                 8,095
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.3%)

    1,710      Atlanta Bread Co. International, Inc.
                    (LOC - Columbus Bank & Trust Co.)       4.87          9/01/2023                 1,710
    4,995      Brewster Dairy, Inc. (LOC - National City
                    Bank)                                   4.92          4/03/2023                 4,995
    4,585      City of Thomasville Downtown Development
                    Auth. (LOC - Columbus Bank & Trust
                    Co.)                                    4.82          4/01/2027                 4,585
    3,250      Lancaster IDA (LOC - Fulton Bank)            4.92          6/01/2027                 3,250
    1,425      Lancaster IDA (LOC - Fulton Bank)            4.99          6/01/2027                 1,425
                                                                                          ---------------
                                                                                                   15,965
                                                                                          ---------------
               PAPER PRODUCTS (0.6%)

   22,260      City of Old Town, ME (LOC - Bank of
                    America, N.A.)                          4.97         12/01/2024                22,260
    7,000      IDA of the County of Campbell, VA (LOC -
                    Bank of America, N.A.)                  4.80         12/01/2019                 7,000
    3,100      IDA of the Parish of East Baton Rouge,
                    LA, Inc. (LOC - SunTrust Bank)          4.80          6/01/2029                 3,100
                                                                                          ---------------
                                                                                                   32,360
                                                                                          ---------------

16

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


 PRINCIPAL                                               COUPON OR
    AMOUNT     SECURITY                              DISCOUNT RATE        MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------
               PROPERTY & CASUALTY INSURANCE (1.3%)

$  70,000      Alfa Corp.  (a)                              5.00%         6/01/2017         $      70,000
                                                                                          ---------------
               PUBLISHING (0.0%)

    1,670      Dickinson Press, Inc. (LOC - Huntington
                    National Bank)                          4.96          8/01/2018                 1,670
                                                                                          ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (7.7%)

   14,625      411 Seventh Avenue Associates, L.P. (LOC
                    - National City Bank)                   4.92          1/01/2027                14,625
    3,358      Baron Investments, Ltd. (LOC - Federal
                    Home Loan Bank of Dallas)               4.93         10/01/2024                 3,358
    6,175      Berkeley Realty Co., LLC (LOC - Wachovia
                    Bank, N.A.)                             4.91          9/01/2021                 6,175
    6,090      Blair County IDA (LOC - PNC Bank, N.A.)      4.85         12/01/2016                 6,090
    9,438      Cornerstone Funding Corp. I (LOC -
                    Commerce Bank, N.A., Cherry Hill)       4.97          1/01/2025                 9,438
    2,826      Cornerstone Funding Corp. I (LOC -
                    Citizens Bank)                          4.92          1/01/2030                 2,826
    9,129      Cornerstone Funding Corp. I (LOC -
                    Citizens Bank)                          4.84          8/01/2031                 9,129
    6,100      Cunat Capital Corp. (LOC - M&I Marshall &
                    Ilsley Bank)                            4.93         12/01/2041                 6,100
    2,175        Deltime, LLC (LOC - National City Bank)    4.92          2/01/2023                 2,175
    5,565      Dennis E. Eash and Florida O. Eash (LOC -
                    Hancock Bank)                           5.03          4/01/2025                 5,565
   11,600      Donegal Crossing Associates, LLC  (LOC -
                    Federal Home Loan Bank - Pittsburg)     4.92          8/15/2027                11,600
   32,130      Driftwood Landing Corp. (LOC - National
                    City Bank)                              4.92          1/15/2022                32,130
    7,795      Eastland Court Apartment Homes, LLC (LOC
                    - Columbus Bank & Trust Co.)            4.87         10/01/2037                 7,795
   13,360      Exchange at Hammond, LLC (LOC - Bank of
                    North Georgia)                          4.91          8/01/2022                13,360
   17,580      Fairway Park Properties, LLC (LOC -
                    National City Bank)                     4.92         10/15/2026                17,580
    7,200      FCA Properties Inc. (LOC - Columbus Bank
                    & Trust Co.)                            4.87         10/01/2032                 7,200
    8,105      Fiore Capital, LLC (LOC - M&I Marshall &
                    Ilsley Bank)                            4.86          8/01/2045                 8,105
    6,820      Freightliner Finance, LLC (LOC -
                    Huntington National Bank)               4.94         11/01/2030                 6,820
    4,320      Goode Realty & Leasing, LLC (LOC - Fifth
                    Third Bank)                             4.94          3/01/2032                 4,320
    5,170      Houston County, GA, IDA (LOC - Wachovia
                    Bank, N.A.)                             4.90          8/01/2012                 5,170
    1,415      JCM Properties, LP (LOC - National City
                    Bank)                                   4.97          4/01/2013                 1,415
    2,455      JWAT, Inc. (LOC - Columbus Bank & Trust
                    Co.)                                    4.87          7/01/2027                 2,455
    8,730      KFDT, LP (LOC - Fifth Third Bank)            4.94          3/01/2035                 8,730
    1,730      Lauren Co., LLC (LOC - Wells Fargo Bank,
                    N.A.)                                   4.92          7/01/2033                 1,730
    2,840      Lock Inns, Inc. (LOC - Bank of North
                    Georgia)                                5.01          2/01/2023                 2,840

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


 PRINCIPAL                                               COUPON OR
    AMOUNT     SECURITY                              DISCOUNT RATE        MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------
$   5,780      Lodge Apartments Holdings, LLC (LOC -
                    Wachovia Bank, N.A.)                    4.90%         3/01/2026         $       5,780
    7,000      Morgan Valley Properties, LLC (LOC - Bank
                    of North Georgia)                       5.01          8/01/2031                 7,000
   40,000      New York City Housing Development Corp.
                    (LOC - Landesbank Hessen-Thuringen)     4.70          6/01/2039                40,000
    7,685      Newport, KY (LOC - Fifth Third Bank)         4.90          3/01/2032                 7,685
   11,433      Nick & Nat Properties, LLC (LOC - Fifth
                    Third Bank)                             4.94          5/01/2025                11,433
    6,095      One Holland Corp. (LOC - Huntington
                    National Bank)                          4.98          8/01/2031                 6,095
    2,410      Oxmoor West, LLC (LOC - First Commercial
                    Bank)                                   4.90          4/01/2026                 2,410
    1,750      Peachtree Crest Professional (LOC - Bank
                    of North Georgia)                       4.97          3/01/2023                 1,750
   18,895      PHF Investments, LLC (LOC - Associated
                    Bank, N.A.)                             4.91          6/01/2044                18,895
    8,372      Pinnacle Properties Development Group LLC
                    (LOC - National City Bank)              4.92          6/15/2041                 8,372
    2,455      Santa Rosa Property Holdings, LLC (LOC -
                    Columbus Bank & Trust Co.)              4.87          8/01/2031                 2,455
    7,250      Schreiber Capital Co., LLC (LOC -
                    Wachovia Bank, N.A.)                    4.86          9/01/2046                 7,250
    4,515      Scion Real Estate Investments, LLC (LOC -
                    Fifth Third Bank)                       4.94          1/02/2048                 4,515
   40,000      Sea Island Co. and Sea Island Coastal
                     Properties, LLC (LOC - Columbus
                    Bank & Trust Co.)                       4.87          4/01/2023                40,000
   20,630      SF Tarns, LLC (LOC - LaSalle Bank
                    Midwest, N.A.)                          4.90         12/01/2025                20,630
    7,730      South Bend Mac, LP (LOC - National City
                    Bank)                                   4.77         12/01/2027                 7,730
   11,800      Tack Capital Co. (LOC - Wachovia Bank,
                    N.A.)                                   4.96          6/01/2031                11,800
   11,130      Wishbone Partners, LLC (LOC - Huntington
                    National Bank)                          4.94         11/01/2025                11,130
                                                                                          ---------------
                                                                                                  411,661
                                                                                          ---------------
               REAL ESTATE TAX/FEE (0.2%)

    8,490      Mississippi Development Bank (INS)(LIQ)      5.00          6/01/2032                 8,490
                                                                                          ---------------
               REGIONAL BANKS (0.1%)

    5,200      Florence, KY                                 4.94          4/15/2035                 5,200
                                                                                          ---------------
               RESTAURANTS (0.2%)

    7,000      Barbara Jeans Real Estate (LOC - Columbus
                    Bank & Trust Co.)                       4.87          8/01/2032                 7,000
    3,120      Doughboy, LLC (LOC - M&I Marshall &
                    Ilsley Bank)                            4.93          5/01/2019                 3,120
                                                                                          ---------------
                                                                                                   10,120
                                                                                          ---------------
               SALES TAX (0.2%)

    7,840      Arista Metropolitan District (LOC -
                    Compass Bank)                           4.81         12/01/2030                 7,840
                                                                                          ---------------

18

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)

USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


 PRINCIPAL                                               COUPON OR
    AMOUNT     SECURITY                              DISCOUNT RATE        MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------

               SOLID WASTE DISPOSAL (0.1%)

$   5,865      Southeastern Public Service Auth. of
                    Virginia (LOC - Wachovia Bank,
                    N.A.)                                   4.93%         7/01/2009         $       5,865
                                                                                          ---------------
               SPECIAL ASSESSMENT/TAX/FEE (0.3%)

    4,900      Denver Urban Renewal Auth. (LOC - Compass
                    Bank)                                   4.76          9/01/2017                 4,900
    8,200      Township of Derry Commercial IDA (LOC -
                    PNC Bank, N.A.)                         4.85         11/01/2030                 8,200
                                                                                          ---------------
                                                                                                   13,100
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.2%)

    7,180      American Immigration Lawyers Association
                    (LOC - Wachovia Bank, N.A.)             4.93          6/01/2038                 7,180
    3,240      Wagner Moving & Storage, Inc. (LOC -
                    Fifth Third Bank)                       4.94         11/01/2036                 3,240
                                                                                          ---------------
                                                                                                   10,420
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.1%)

    6,500      Gary, IN (LOC - Federal Home Loan Bank of
                    Chicago)                                4.94          5/11/2020                 6,500
                                                                                          ---------------
               SPECIALTY STORES (0.0%)

    2,000      Flowerland Garden Centers of Cleveland,
                    Inc. (LOC - Fifth Third Bank)           4.94          8/01/2026                 2,000
                                                                                          ---------------
               STEEL (0.2%)

    8,065      Klein Steel Services, Inc. (LOC -
                    Manufacturers & Traders Trust Co.)      4.95          8/01/2025                 8,065
    2,500      Mississippi Business Finance Corp. (LOC -
                    Federal Home Loan Bank of Dallas)       4.86          7/01/2020                 2,500
                                                                                          ---------------
                                                                                                   10,565
                                                                                          ---------------
               TEXTILES (0.1%)

    2,495      South Carolina Jobs-EDA (LOC - Columbus
                    Bank & Trust Co.)                       4.87          3/01/2016                 2,495
    4,820      Superior Health Linens, Inc. & Superior
                     Health Textiles Properties, LLP
                    (LOC - Associated Bank, N.A.)           4.91         12/01/2024                 4,820
                                                                                          ---------------
                                                                                                    7,315
                                                                                          ---------------
               TRUCKING (0.3%)

   14,610      Iowa 80 Group Inc. (LOC - Wells Fargo
                    Bank, N.A.)                             5.68          6/01/2016                14,610
                                                                                          ---------------
               WATER/SEWER UTILITY (0.4%)

   14,650      Hesperia, CA, Public Financing Auth. (LOC
                    - Bank of America, N.A.)                4.75          6/01/2026                14,650

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


 PRINCIPAL                                               COUPON OR
    AMOUNT     SECURITY                              DISCOUNT RATE        MATURITY             VALUE
 ------------------------------------------------------------------------------------------------------

$   2,552      Kern Water Bank Auth., CA (LOC - Wells
                    Fargo Bank, N.A.)                       4.92%         7/01/2028         $       2,552
    4,600      Vance Governmental Utility Services Corp.
                    (INS)(LIQ)                              4.88          6/01/2036                 4,600
                                                                                          ---------------
                                                                                                   21,802
                                                                                          ---------------
               Total Variable-Rate Demand Notes (cost: $1,901,867)                              1,901,867
                                                                                          ---------------

               ADJUSTABLE-RATE NOTES (8.8%)

               CONSUMER FINANCE (1.6%)

   25,000      American Honda Finance Corp.  (a)            5.20          3/20/2008                25,000
   22,500      American Honda Finance Corp.  (a)            5.70          6/11/2008                22,500
   10,000      HSBC Finance Corp.                           4.94          9/24/2008                10,000
   25,000      SLM Corp.  (a)                               5.11          5/12/2008                25,000
                                                                                          ---------------
                                                                                                   82,500
                                                                                          ---------------
               DIVERSIFIED BANKS (5.4%)

   25,000      Bank of America N.A.                         4.82          5/16/2008                25,000
   50,000      Bank of Montreal (Chicago)                   5.57          3/18/2008                50,018
   25,000      BNP Paribas, Chicago Branch  (a)             5.50          8/19/2008                25,000
   15,000      DnB NOR Bank ASA  (a)                        4.87          9/24/2008                15,000
   15,000      Governor and Company of the Bank of
                    Ireland  (a)                            5.01         10/17/2008                15,000
   25,000      Kommunalkredit International Bank Ltd.
                    (a)                                     5.23         10/10/2008                25,000
   20,000      Macquarie Bank Ltd.  (a)                     4.91          9/19/2008                20,002
   25,000      Macquarie Bank Ltd.  (a)                     4.91          9/19/2008                25,000
   50,000      Northern Rock plc (acquired 11/17/03;
                    cost $50,000)  (a),(c)                  5.81          7/08/2008                50,000
   20,000      Northern Rock plc (acquired 1/05/05; cost
                    $20,000)  (a),(c)                       5.18          8/01/2008                20,000
   10,000      Wells Fargo Bank N.A.                        5.17         10/02/2008                10,000
   10,000      WestLB AG  (a)                               5.18         10/09/2008                10,000
                                                                                          ---------------
                                                                                                  290,020
                                                                                          ---------------
               REGIONAL BANKS (1.8%)

   50,000      Anglo Irish Bank Corp. plc  (a)              5.16         10/05/2008                50,000
   20,000      Natixis Banque Populaires  (a)               5.11         10/14/2008                20,000
   25,000      Suntrust Bank                                5.18          4/21/2008                25,004
                                                                                          ---------------
                                                                                                   95,004
                                                                                          ---------------
               Total Adjustable-Rate Notes (cost: $467,524)                                       467,524
                                                                                          ---------------

               REPURCHASE AGREEMENTS (0.6%)

   30,000      Credit Suisse First Boston, LLC, 4.75%,
                    acquired on 10/31/2007 and due on
                    11/01/2007 at $30,000
                    (collateralized by $24,050 of
                    Fannie Mae Notes(d), 3.55% - 6.00%,
                    due 11/01/2007 - 7/25/2025; $6,554
                    of Freddie Mac Notes(d); 5.00% -
                    5.05%; due 12/05/2007 - 1/26/2015;
                    combined market value
                    $30,604)       (cost: $30,000)                                                 30,000
                                                                                          ---------------


20

  P O R T F O L I O
========================--------------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)


USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)

               TOTAL INVESTMENTS (COST: $5,344,203)                                     $     5,344,203
                                                                                          =============

  N O T E S
========================--------------------------------------------------------
                             to Portfolio of INVESTMENTS


USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

22

  N O T E S
========================--------------------------------------------------------
                             to Portfolio of INVESTMENTS
                             (continued)


USAA MONEY MARKET FUND
OCTOBER 31, 2007 (UNAUDITED)


C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of October 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $5,329,521,000 at October 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2007, was $70,000,000, which represented 1.3% of the Fund's net assets.

(d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    DECEMBER 18, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 19, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    DECEMBER 18, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.